CASH FLOW INFORMATION (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOW
Beginning balance	₺ 668,002	₺ 681,192	₺ 1,580,497
Increase in lease liabilities	1,013,161	359,339	508,079
Cash inflows	5,223,438	833,554	2,247,402
Cash outflows	(4,262,569)	(992,212)	(3,257,246)
Other non-cash movements	498,073	125,550	240,740
Monetary gain	(464,650)	(339,421)	(638,280)
Ending balance	2,675,455	668,002	681,192
Less: cash and cash equivalents	(6,750,179)	(7,940,833)	(12,527,681)
Net debt	(4,074,724)	(7,272,831)	(11,846,489)
Lease liabilities
CASH FLOW
Beginning balance	399,053	624,162	825,548
Increase in lease liabilities	1,013,161	359,339	508,079
Cash outflows	(471,348)	(443,929)	(477,816)
Other non-cash movements	212,681	111,201	185,336
Monetary gain	(160,778)	(251,720)	(416,985)
Ending balance	992,769	399,053	624,162
Bank borrowings
CASH FLOW
Beginning balance	268,949	57,030	754,949
Cash inflows	5,223,438	833,554	2,247,402
Cash outflows	(3,791,221)	(548,283)	(2,779,430)
Other non-cash movements	285,392	14,349	55,404
Monetary gain	(303,872)	(87,701)	(221,295)
Ending balance	₺ 1,682,686	₺ 268,949	₺ 57,030